John Hancock Variable Insurance Trust
Supplement dated May 6, 2011
to the Prospectus dated May 2, 2011
American Fundamental Holdings Trust
American Global Diversification Trust
Core Allocation Trust
Core Balanced Strategy Trust
Core Balanced Trust
Core Disciplined Diversification Trust
Core Diversified Growth and Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Franklin Templeton Founding Allocation Trust
Each Lifestyle Trust
Each Lifecycle Trust
Each Lifestyle PS Series
The sections “Management — Investment Adviser” and “Management — Portfolio Managers — John Hancock Asset Management” are amended as follows:
Bruce Speca, a portfolio manager of each of the funds set forth below, is retiring effective May 6, 2011.
After Mr. Speca’s retirement, Messrs. Boyda, Medina, Orlich and Warlow will continue to serve as portfolio managers of the following funds:
American Fundamental Holdings Trust
American Global Diversification Trust
Core Balanced Strategy Trust
Core Diversified Growth and Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Each Lifestyle Trust
Each Lifecycle Trust
Each Lifestyle PS Series
and Messrs. Boyda and Medina will continue to serve as portfolio managers of the Franklin Templeton Founding Allocation Trust, the Core Allocation Trust, the Core Balanced Trust, and the Core Disciplined Diversification Trust.